Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock Additional Paid-in Capital	Series H redeemable convertible preferred stock	Series D redeemable convertible preferred stock	Series E redeemable convertible preferred stock	Series F redeemable convertible preferred stock	Series G redeemable convertible preferred stock
Common stock, outstanding (shares), beginning at Dec. 31, 2017		44,128
Beginning balance at Dec. 31, 2017	$ (198)	$ 0	$ 23	$ (221)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of redeemable convertible preferred stock, net of issuance costs (shares)									86,256	18,055
Issuance of redeemable convertible preferred stock, net of issuance costs									$ 475	$ 250
Stock Issued During Period, Shares, Conversion of Convertible Securities									11,752
Conversion of promissory notes to Series D redeemable convertible preferred stock									$ 60
Issuance of common stock upon exercise of stock options (shares)		4,882
Issuance of common stock upon exercise of stock options	5		5
Stock-based compensation	25		25
Other comprehensive income	(1)				(1)
Net loss	(204)	$ (204)		(204)
Common stock, outstanding (shares), ending at Dec. 31, 2018		41,802
Ending balance at Dec. 31, 2018	(436)	$ 0	50	(485)	(1)
Redeemable convertible preferred stock, outstanding (shares), beginning at Dec. 31, 2017						75,550
Beginning balance at Dec. 31, 2017						$ 200
Increase (Decrease) in Temporary Equity [Roll Forward]
Repurchase and retirement of stock (shares)		(7,208)
Repurchase and retirement of preferred stock (shares)						(297)
Repurchase and retirement of stock	$ (60)			(60)		$ (3)	$ (3)
Redeemable convertible preferred stock, outstanding (shares), ending at Dec. 31, 2018						191,316
Ending balance at Dec. 31, 2018						$ 985
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of redeemable convertible preferred stock, net of issuance costs (shares)											18,186	18,529
Issuance of redeemable convertible preferred stock, net of issuance costs											$ 408	$ 703
Shares withheld related to net share settlement (shares)	(65)
Issuance of common stock upon exercise of stock options (shares)		2,135
Issuance of common stock upon exercise of stock options	$ 3		3
Issuance of Series G redeemable convertible preferred stock in connection with the acquisition of Caviar (shares)												2,636
Issuance of Series G redeemable convertible preferred stock in connection with the acquisition of Caviar												$ 100
Deemed dividend to preferred stockholders	(1)		(1)
Stock-based compensation	18		18
Other comprehensive income	1				1
Net loss	(667)	$ (667)		(667)
Common stock, outstanding (shares), ending at Dec. 31, 2019		43,937
Ending balance at Dec. 31, 2019	$ (1,082)	$ 0	70	(1,152)	0
Increase (Decrease) in Temporary Equity [Roll Forward]
Forward contract liability recognized in connection with Series F redeemable convertible preferred stock											$ 68
Redeemable convertible preferred stock, outstanding (shares), ending at Dec. 31, 2019	230,667					230,667
Ending balance at Dec. 31, 2019	$ 2,264					$ 2,264
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (shares)		366
Issuance of common stock upon exercise of stock options	1		1
Stock-based compensation	5		5
Other comprehensive income	3				3
Net loss	(129)			(129)
Common stock, outstanding (shares), ending at Mar. 31, 2020		44,303
Ending balance at Mar. 31, 2020	(1,202)	$ 0	76	(1,281)	3
Redeemable convertible preferred stock, outstanding (shares), ending at Mar. 31, 2020						230,667
Ending balance at Mar. 31, 2020						$ 2,264
Common stock, outstanding (shares), beginning at Dec. 31, 2019		43,937
Beginning balance at Dec. 31, 2019	(1,082)	$ 0	70	(1,152)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income	1
Net loss	(149)	$ (149)
Common stock, outstanding (shares), ending at Sep. 30, 2020		45,382
Ending balance at Sep. 30, 2020	$ (1,213)	$ 0	87	(1,301)	1
Redeemable convertible preferred stock, outstanding (shares), beginning at Dec. 31, 2019	230,667					230,667
Beginning balance at Dec. 31, 2019	$ 2,264					$ 2,264
Redeemable convertible preferred stock, outstanding (shares), ending at Sep. 30, 2020						238,988
Ending balance at Sep. 30, 2020						$ 2,646
Common stock, outstanding (shares), beginning at Dec. 31, 2019		43,937
Beginning balance at Dec. 31, 2019	(1,082)	$ 0	70	(1,152)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon settlement of RSUs (shares)		65
Issuance of redeemable convertible preferred stock, net of issuance costs (shares)								8,322
Issuance of redeemable convertible preferred stock, net of issuance costs								$ 382
Shares withheld related to net share settlement (shares)		(65)
Shares withheld related to net share settlement	(7)		(7)
Stock Issued During Period, Shares, Conversion of Convertible Securities		239,270				(238,984)
Conversion of promissory notes to Series D redeemable convertible preferred stock	$ 2,646		2,646			$ (2,646)
Issuance of common stock upon exercise of stock options (shares)	2,191	2,191
Issuance of common stock upon exercise of stock options	$ 5		5
Stock-based compensation	330		330
Net loss	(461)			(461)
Issuance of common stock in connection with initial public offering, net of offering costs, underwriting discounts and commissions (Shares)		33,000
Issuance of common stock in connection with initial public offering, net of offering costs, underwriting discounts and commissions	3,269		3,269
Issuance of common stock upon exercise of common stock warrants (shares)		105
Common stock, outstanding (shares), ending at Dec. 31, 2020		318,503
Ending balance at Dec. 31, 2020	$ 4,700	$ 0	6,313	(1,613)	0
Redeemable convertible preferred stock, outstanding (shares), beginning at Dec. 31, 2019	230,667					230,667
Beginning balance at Dec. 31, 2019	$ 2,264					$ 2,264
Increase (Decrease) in Temporary Equity [Roll Forward]
Repurchase and retirement of preferred stock (shares)						(5)
Redeemable convertible preferred stock, outstanding (shares), ending at Dec. 31, 2020	0					0
Ending balance at Dec. 31, 2020						$ 0
Common stock, outstanding (shares), beginning at Mar. 31, 2020		44,303
Beginning balance at Mar. 31, 2020	$ (1,202)	$ 0	76	(1,281)	3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of redeemable convertible preferred stock, net of issuance costs (shares)								8,321
Issuance of redeemable convertible preferred stock, net of issuance costs								$ 382
Issuance of common stock upon exercise of stock options (shares)		406
Issuance of common stock upon exercise of stock options	1		1
Stock-based compensation	5		5
Other comprehensive income	(1)				(1)
Net loss	23			23
Common stock, outstanding (shares), ending at Jun. 30, 2020		44,709
Ending balance at Jun. 30, 2020	(1,174)	$ 0	82	(1,258)	2
Redeemable convertible preferred stock, outstanding (shares), beginning at Mar. 31, 2020						230,667
Beginning balance at Mar. 31, 2020						$ 2,264
Redeemable convertible preferred stock, outstanding (shares), ending at Jun. 30, 2020						238,988
Ending balance at Jun. 30, 2020						$ 2,646
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (shares)		673
Issuance of common stock upon exercise of stock options	2		2
Stock-based compensation	3		3
Other comprehensive income	(1)				(1)
Net loss	(43)	$ (43)		(43)
Common stock, outstanding (shares), ending at Sep. 30, 2020		45,382
Ending balance at Sep. 30, 2020	(1,213)	$ 0	87	(1,301)	1
Redeemable convertible preferred stock, outstanding (shares), ending at Sep. 30, 2020						238,988
Ending balance at Sep. 30, 2020						$ 2,646
Common stock, outstanding (shares), beginning at Dec. 31, 2020		318,503
Beginning balance at Dec. 31, 2020	4,700	$ 0	6,313	(1,613)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon settlement of RSUs (shares)		1,836
Shares withheld related to net share settlement (shares)		(802)
Shares withheld related to net share settlement	(166)		(166)
Issuance of common stock upon exercise of stock options (shares)		5,989
Issuance of common stock upon exercise of stock options	13		13
Stock-based compensation	118		118
Net loss	(110)			(110)
Common stock, outstanding (shares), ending at Mar. 31, 2021		325,526
Ending balance at Mar. 31, 2021	$ 4,555	$ 0	6,278	(1,723)
Redeemable convertible preferred stock, outstanding (shares), beginning at Dec. 31, 2020	0					0
Beginning balance at Dec. 31, 2020						$ 0
Common stock, outstanding (shares), beginning at Dec. 31, 2020		318,503
Beginning balance at Dec. 31, 2020	$ 4,700	$ 0	6,313	(1,613)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (shares)	12,346
Net loss	$ (313)
Common stock, outstanding (shares), ending at Sep. 30, 2021		342,423
Ending balance at Sep. 30, 2021	$ 4,666	$ 0	6,592	(1,926)	0
Redeemable convertible preferred stock, outstanding (shares), beginning at Dec. 31, 2020	0					0
Beginning balance at Dec. 31, 2020						$ 0
Common stock, outstanding (shares), beginning at Mar. 31, 2021		325,526
Beginning balance at Mar. 31, 2021	$ 4,555	$ 0	6,278	(1,723)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon settlement of RSUs (shares)		8,056
Shares withheld related to net share settlement (shares)		(44)
Shares withheld related to net share settlement	(6)		(6)
Issuance of common stock upon exercise of stock options (shares)		3,986
Issuance of common stock upon exercise of stock options	10		10
Stock-based compensation	162		162
Net loss	(102)			(102)
Common stock, outstanding (shares), ending at Jun. 30, 2021		337,524
Ending balance at Jun. 30, 2021	4,619	$ 0	6,444	(1,825)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon settlement of RSUs (shares)		2,528
Issuance of common stock upon exercise of stock options (shares)		2,371
Issuance of common stock upon exercise of stock options	5		5
Stock-based compensation	143		143
Net loss	(101)			(101)
Common stock, outstanding (shares), ending at Sep. 30, 2021		342,423
Ending balance at Sep. 30, 2021	$ 4,666	$ 0	$ 6,592	$ (1,926)	$ 0